Expenses by Nature - Summary of Expenses by Cost of Sales (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Attribution of expenses by nature to their function
Depreciation and amortization	₺ (21,597,374)	₺ (20,575,152)	₺ (18,758,198)
Employee benefit expenses	(6,468,042)	(6,960,906)	(6,843,158)
Cost of revenue
Attribution of expenses by nature to their function
Depreciation and amortization	(21,597,374)	(20,575,152)	(18,758,198)
Cost of goods sold	(6,693,344)	(8,584,046)	(8,075,167)
Share of Turkish Treasury	(4,728,050)	(5,657,992)	(5,810,224)
Employee benefit expenses	(3,815,409)	(4,195,473)	(4,167,385)
Interconnection and termination expenses	(3,686,961)	(5,059,269)	(5,334,096)
Radio expenses	(3,321,977)	(2,338,402)	(2,180,061)
Frequency expenses	(1,732,796)	(2,074,047)	(2,131,291)
Transmission expenses	(944,252)	(1,020,740)	(1,022,287)
Roaming expenses	(700,366)	(648,512)	(509,777)
Universal service fund	(658,658)	(778,671)	(794,008)
Cost of revenue from financial services	(646,675)	(444,372)	(325,060)
Maintenance and repair expenses	(466,780)	(522,772)	(477,561)
Datacenter expenses	(398,871)	(136,566)	(120,423)
Utility expenses	(290,733)	(160,877)	(150,456)
Others	(3,331,159)	(3,379,584)	(3,255,699)
Operating expense	(53,013,405)	(55,576,475)	(53,111,693)
Cost of revenue from financial services
Attribution of expenses by nature to their function
Depreciation and amortization	(154,579)	(164,274)	(110,712)
Employee benefit expenses	₺ (80,284)	₺ (62,841)	₺ (43,427)